UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09145
Eaton Vance New York Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip Code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	November 30
Date of Reporting Period:	August 31, 2007

Item 1. Schedule of Investments

Eaton Vance New York Municipal Income Trust                                                                         as of August 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 175.9%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.3%
$1,150	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23 (1)	$1,097,433
		$1,097,433
Education — 7.9%
$1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/20	$1,014,070
450	Hempstead Industrial Development Agency, (Adelphi University), 5.00%, 10/1/35	444,361
4,980	Hempstead Industrial Development Agency, (Hofstra University Civic Facilities), 5.00%, 7/1/33	4,982,141
		$6,440,572
Electric Utilities — 7.7%
$4,100	New York Power Authority, 5.25%, 11/15/40	$4,180,114
2,100	Suffolk County Industrial Development Agency, (Keyspan-Port Jefferson), (AMT), 5.25%, 6/1/27	2,110,164
		$6,290,278
Escrowed / Prerefunded — 13.4%
$4,500	Metropolitan Transportation Authority of New York, Prerefunded to 11/15/13, 5.25%, 11/15/32	$4,874,265
200	New York City Industrial Development Agency, (Ohel Children’s Home), Prerefunded to 3/15/22, 6.25%, 8/15/22	209,138
4,385	New York Dormitory Authority, (Court Facility), Prerefunded to 5/15/10, 6.00%, 5/15/39	4,694,713
1,000	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), Prerefunded to 11/1/09, 7.20%, 11/1/19	1,080,690
		$10,858,806
General Obligations — 9.5%
$6,000	New York City, 5.25%, 9/15/33	$6,179,580
1,500	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,539,270
		$7,718,850
Health Care - Miscellaneous — 6.2%
$1,185	New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$1,147,566
1,200	New York City Industrial Development Agency, (Ohel Children’s Home), 6.25%, 8/15/22	1,109,652
50	Suffolk County Industrial Development Agency, (Alliance of LI), Series A, Class H, 7.50%, 9/1/15	52,781

$100	Suffolk County Industrial Development Agency, (Alliance of LI), Series A, Class I, 7.50%, 9/1/15	$105,562
2,600	Westchester County Industrial Development Agency, (Children’s Village), 5.375%, 3/15/19	2,607,072
		$5,022,633
Hospital — 18.2%
$210	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$216,718
485	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	499,274
1,250	Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	1,245,350
2,500	Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/25	2,395,675
400	Nassau County Industrial Development Agency, (North Shore Health System), 6.25%, 11/1/21	421,172
2,700	New York City Health and Hospital Corp., (Health Systems), 5.25%, 2/15/17	2,740,446
300	New York City Health and Hospital Corp., (Health Systems), 5.375%, 2/15/26	304,137
1,500	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	1,502,085
2,000	New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,037,180
1,250	Oneida County Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,255,800
2,105	Suffolk County Industrial Development Agency, Civic Facility, (Huntington Hospital), 6.00%, 11/1/22	2,170,171
		$14,788,008
Housing — 16.9%
$2,750	New York City Housing Development Corp., (Multi-Family Housing), 4.95%, 11/1/33	$2,788,747
2,620	New York City Housing Development Corp., (Multi-Family Housing), 5.20%, 11/1/40	2,597,285
1,250	New York City Housing Development Corp., (Multi-Family Housing), (AMT), 5.00%, 11/1/24	1,239,250
3,555	New York City Housing Development Corp., (Multi-Family Housing), (FNMA), 4.60%, 1/15/26	3,334,341
2,000	New York Mortgage Agency, (AMT), 4.875%, 10/1/30	1,917,020
2,000	New York Mortgage Agency, (AMT), 4.90%, 10/1/37	1,896,080
		$13,772,723

Industrial Development Revenue — 13.5%
$4,200	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35 (2)	$4,393,158
1,500	New York City Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/12	1,653,765
1,000	Onondaga County Industrial Development Agency, (Anheuser-Busch), 4.875%, 7/1/41	959,180
2,500	Onondaga County Industrial Development Agency, (Anheuser-Busch), (AMT), 6.25%, 12/1/34	2,595,950
775	Onondaga County Industrial Development Agency, (Senior Air Cargo), (AMT), 6.125%, 1/1/32	797,956
550	Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	571,313
		$10,971,322
Insured-Education — 10.0%
$4,500	New York Dormitory Authority, (New York University), (MBIA), 5.75%, 7/1/27 (2)	$5,171,400
5,395	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/31	1,542,161
5,460	Oneida County Industrial Development Agency, (Hamilton College), (MBIA), 0.00%, 7/1/33	1,402,237
		$8,115,798
Insured-Electric Utilities — 3.0%
$2,400	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (2)	$2,408,952
		$2,408,952
Insured-Escrowed/Prerefunded — 3.9%
$3,000	New York City Cultural Resource Trust, (Museum of History), (AMBAC), Prerefunded to 7/1/09, 5.75%, 7/1/29 (2)	$3,137,840
		$3,137,840
Insured-General Obligations — 2.6%
$175	Brookhaven, (MBIA), 2.00%, 5/1/26	$116,954
1,750	Puerto Rico, (FSA), Variable Rate, 7.642%, 7/1/27 (3)(4)	2,013,480
		$2,130,434
Insured-Hospital — 6.9%
$5,000	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (MBIA), 5.50%, 7/1/23 (5)	$5,570,600
		$5,570,600
Insured-Lease Revenue / Certificates of Participation — 10.5%
$9,250	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$8,546,075
		$8,546,075

Insured-Other Revenue — 4.8%
$4,000	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	$3,884,360
		$3,884,360
Insured-Special Tax Revenue — 7.3%
$1,000	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	$961,620
4,500	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	1,181,610
19,745	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,743,878
3,380	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/44	511,664
6,705	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/45	964,045
4,225	Puerto Rico Sales Tax Financing, (MBIA), 0.00%, 8/1/46	576,755
		$5,939,572
Insured-Transportation — 11.1%
$2,600	Metropolitan Transportation Authority, (FGIC), 4.75%, 11/15/37	$2,568,982
2,735	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29	2,821,945
3,500	Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (MBIA), (AMT), 5.625%, 4/1/29 (2)	3,611,265
		$9,002,192
Insured-Water Revenue — 1.2%
$1,000	Nassau County Industrial Development Agency, (Water Services Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$1,006,640
		$1,006,640
Other Revenue — 6.4%
$1,285	Albany Industrial Development Agency Civic Facility, (Charitable Leadership), 5.75%, 7/1/26	$1,279,770
3,750	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32 (2)	3,939,688
		$5,219,458
Senior Living / Life Care — 2.1%
$1,450	Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$1,463,558
250	Suffolk County Industrial Development Agency, (Jefferson’s Ferry Project), 5.00%, 11/1/28	233,130
		$1,696,688

Transportation — 11.5%
$5,400	Port Authority of New York and New Jersey, 5.375%, 3/1/28 (2)	$5,911,758
2,600	Port Authority of New York and New Jersey, (AMT), 4.75%, 6/15/33 (2)	2,484,443
1,000	Port Authority of New York and New Jersey, (AMT), 4.75%, 12/1/34	953,080
		$9,349,281
Total Tax-Exempt Investments — 175.9% (identified cost $140,467,686)		$142,968,515
Other Assets, Less Liabilities — (21.2)%		$(17,189,813)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (54.7)%		$(44,504,880)
Net Assets Applicable to Common Shares — 100.0%		$81,273,822

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FNMA	—	Federal National Mortgage Association (Fannie Mae)
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Trust invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2007, 34.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 23.3% of total investments.

(1)	Security is in bankruptcy but continues to make full interest payments.
(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Trust.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of the securities is $2,013,480 or 2.5% of the Trust’s net assets applicable to common shares.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2007.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at August 31, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/07	72 U.S. Treasury Bond	Short	$(8,044,488)	$(8,032,500)	$11,988

Interest Rate Swaps

Counterparty	Notional Amount	Annual Fixed Rate Paid By Trust	Floating Rate Paid To Trust	Effective Date/ Termination Date	Unrealized Depreciation
Citibank, N.A.	$1,925,000	5.732%	3-month USD-LIBOR-BBA	May 16, 2008/ May 16, 2038	$(77,245)
Lehman Brothers, Inc.	$3,200,000	5.503%	3-month USD-LIBOR-BBA	September 28, 2008/ September 28, 2038	$(18,227)
Merrill Lynch Capital Services, Inc.	$5,200,000	5.817%	3-month USD-LIBOR-BBA	April 1, 2008/ April 1, 2038	$(285,965)
					$(381,437)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2007, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2007 as computed on a federal income tax basis, were as follows:

Aggregate cost	$121,981,152
Gross unrealized appreciation	$4,218,934
Gross unrealized depreciation	(2,381,571)
Net unrealized appreciation	$1,837,363

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	October 18, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	October 18, 2007